BORROWINGS - Components of borrowings (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Non-current borrowings	$ 791.2	$ 790.8
Other borrowings	137.4	136.5
Total	$ 928.6	$ 927.3